Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Nicole Simon
NSimon@stradley.com
215.564.8001

September 20, 2017

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-9303
Re:	USQ Core Real Estate Fund
File Nos. 333-217181 and 811-23219
Pre-Effective Amendment No. 3 to Registration Statement on Form N-2

Dear Sir or Madam:
Attached herewith is Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (the "Pre-Effective Amendment") for USQ Core Real Estate Fund (the "Fund"). The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.
The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the SEC on Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, which was filed with the SEC on August 15, 2017, and (ii) making certain other changes.
Please direct questions and comments relating to this filing to me at the above number, or to Prufesh R. Modhera at (202) 419-8417.

Sincerely,

/s/ Nicole Simon
Nicole Simon